UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenhut Overseas, L.L.C.
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Address:   909 Third Avenue, 30th Floor
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           New York, NY  10172
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Form 13F File Number:  28-05238
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Member
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                    11/9/01
-----------------------             ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 12
                                            ---------------------------
Form 13F Information Table Value Total:     $         56,789
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 1              Name of Reporting Manager:  Greenhut Overseas, L.L.C.
                                                     -------------------------

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                                                                                  Item 6: Investment Discretion
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Item 1:                Item 2:   Item 3:  CUSIP   Item 4: Fair     Item 5:                        (b) Shared-  (c)
Name of Issuer         Title of  Number           Market Value     Shares or                      As Defined   Shared-
                       Class                                       Principal      (a) Sole        in Instr. V  Other
                                                                   Amount
--------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM       87509105         2,304,000        1,800,000      1,800,000
--------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM       22281N103        12,262,000       1,049,800      1,049,800
--------------------------------------------------------------------------------------------------------------------------
Florsheim Shoe Co.     COM       343302105        7,000            15,000         15,000
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Genesis Worldwide      COM       37184G104        1,000            35,000         35,000
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Heilig-Meyers Co.      COM       422893107        5,000            680,000        680,000
--------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM       62886E108        1,186,000        40,000         40,000
--------------------------------------------------------------------------------------------------------------------------
New Valley Corp        COM       649080504        640,000          160,000        160,000
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Polaroid               COM       731095105        140,000          270,000        270,000
--------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM       783755101        3,771,000        300,484        300,484
                       CLA
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Tenneco Automotive     COM       880349105        428,000          204,000        204,000
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Unisys Corp            COM       909214108        1,732,000        200,000        200,000
--------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.      COM       344849104        34,313,000       2,250,000      2,250,000
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COLUMN TOTAL                                      56,789,000
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Table continued...

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                                        Item 8: Voting Authority (Shares)
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Item 1:                   Item 7:
Name of Issuer            Managers See
                          Instr. V      (a) Sole       (b) Shared     (c) None
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Bethlehem Steel                         1,800,000
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Covanta Energy                          1,049,800
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Florsheim Shoe Co.                      15,000
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Genesis Worldwide                       35,000
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Heilig-Meyers Co.                       680,000
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NCR Corp.                               40,000
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New Valley Corp                         160,000
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Polaroid                                270,000
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Ryerson Tull                            300,484
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Tenneco Automotive                      204,000
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Unisys Corp                             200,000
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Foot Locker, Inc.                       2,250,000
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COLUMN TOTAL
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